UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               --------------

Check here if Amendment [  ]: Amendment Number:
                                               --------------

       This Amendment (Check only one): |_| is a restatement
                                        |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:        Starwood Real Estate Securities, LLC
Address:     591 West Putnam Avenue
             Greenwich, CT 06830


Form 13F File Number:  028-12189
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Steven N. Gottschalk
Title:       Chief Financial Officer and Chief Compliance Officer
Phone:       203-422-7739

Signature, Place and Date of Signing:


   /s/ Steven N. Gottschalk          Greenwich, CT          May 17, 2010
------------------------------     ------------------       ------------
         [Signature]                 [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                             0
                                                  ------------------------------

Form 13F Information Table Entry Total:                        27
                                                  ------------------------------

Form 13F Information Table Value Total:                     $155,240
                                                  ------------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number     Name



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

                                                STARWOOD REAL ESTATE SECURITIES, LLC
                                                              FORM 13F
                                                    Quarter Ended March 31, 2010


                                                           VALUE     SHRS/OR    SH/  PUT/ INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS TITLE     CUSIP    (x$1,000)   PRN AMT    PRN  CALL DISCRETION  MANAGERS   SOLE   SHARED  NONE
----------------------------  --------------  --------   ---------  ---------   ---  ---- ----------  --------   ----   ------  ----
ANWORTH MORTGAGE ASSET CP          COM        037347101   3,992     592,250     SH           SOLE              592,250
ASSOCIATED ESTATES RLTY CORP       COM        045604105   2,940     213,200     SH           SOLE              213,200
BIOMED REALTY TRUST INC            COM        09063H107   4,210     254,550     SH           SOLE              254,550
BRANDYWINE RLTY TR            SH BEN INT NEW  105368203  11,396     933,364     SH           SOLE              933,364
BROOKDALE SR LIVING INC            COM        112463104   6,550     314,450     SH           SOLE              314,450
CHESAPEAKE LODGING TR           SH BEN INT    165240102   2,146     110,200     SH           SOLE              110,200
COHEN & STEERS INC                 COM        19247A100   5,962     238,856     SH           SOLE              238,856
COLONIAL PPTYS TR             COM SH BEN INT  195872106   5,587     433,800     SH           SOLE              433,800
CROWN CASTLE INTL CORP             COM        228227104   4,446     116,300     SH           SOLE              116,300
DIAMONDROCK HOSPITALITY CO         COM        252784301   6,224     615,636     SH           SOLE              615,636
EDUCATION RLTY TR INC              COM        28140H104   3,213     559,787     SH           SOLE              559,787
EQUITY LIFESTYLE PPTYS INC         COM        29472R108  14,002     259,882     SH           SOLE              259,882
EXTRA SPACE STORAGE INC            COM        30225T102   7,129     562,260     SH           SOLE              562,260
FOREST CITY ENTERPRISES INC        CL A       345550107  11,867     823,538     SH           SOLE              823,538
GENERAL GROWTH PPTYS INC           COM        370021107   4,023     250,000     SH           SOLE              250,000
KB HOME                            COM        48666K109   4,352     259,850     SH           SOLE              259,850
KIMCO REALTY CORP                  COM        49446R109   3,715     237,500     SH           SOLE              237,500
LASALLE HOTEL PPTYS           COM SH BEN INT  517942108   4,369     187,500     SH           SOLE              187,500
M D C HLDGS INC                    COM        552676108   4,686     135,400     SH           SOLE              135,400
MFA FINANCIAL INC                  COM        55272X102   4,445     603,950     SH           SOLE              603,950
POST PPTYS INC                     COM        737464107   8,148     370,035     SH           SOLE              370,035
RAMCO-GERSHENSON PPTYS TR     COM SH BEN INT  751452202   4,394     390,189     SH           SOLE              390,189
RETAIL OPPORTUNITY INVTS COR       COM        76131N101   5,832     576,284     SH           SOLE              576,284
SENIOR HSG PPTYS TR             SH BEN INT    81721M109   5,197     234,650     SH           SOLE              234,650
SENIOR HSG PPTYS TR             SH BEN INT    81721M109   3,389     153,000     SH   PUT     SOLE              153,000
TOLL BROTHERS INC                  COM        889478103   3,060     147,100     SH           SOLE              147,100
VORNADO RLTY TR                 SH BEN INT    929042109   9,966     131,651     SH           SOLE              131,651